FINANCE RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of Finance Receivables

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	March 31,	March 31,
	2026	2025
Gross receivables	$123,215	$137,617
Unearned income	(5,321)	(6,717)
Subtotal	117,894	130,900
Provision for credit loss	(18,160)	(13,247)
Finance receivables, net	99,734	117,653
Less: finance receivables, net – current	(58,657)	(70,801)
Finance receivables, net – non-current	$41,077	$46,852

Schedule of Future Minimum Lease Receivables

As of March 31,2026, future minimum lease receivables under non-cancellable sales-type lease agreement are as follows:

Lease
Receivable
2027	$64,589
2028	48,332
2029	9,195
2030	839
2031	260
Total	$123,215